Assets Held for Sale and Discontinued Operations - Summary of Operating Results from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Hotel revenues		$ 9,647	$ 361	$ 38,128	$ 41,477	$ 53,753	$ 51,611
Direct lodging expenses		6,190	651	23,329	25,780	34,391	33,664
Other lodging and operating expenses		1,210	62	3,836	4,317	5,132	4,544
Operating income (loss)		2,247	(352)	10,963	11,380	14,230	13,403
Depreciation and amortization				(5,047)	(5,056)	(13,854)	(13,159)
Impairment charge			(151)	(19,913)	(19,533)	(53,228)
Gain on sale from discontinued operations		7,694		7,694	10,714
Income (loss) on discontinued operations, net of tax		$ 9,941	$ (503)	$ (6,303)	$ (2,495)	$ (52,852)	$ 244